Investment in Key Management Insurance Policy - Schedule of Investment in Key Management Insurance Policy (Details) - Level 3 [Member] - HKD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Investment in Key Management Insurance Policy [Line Items]
Balance at beginning of the year		$ 1,157,520	$ 1,065,480
Premium paid			47,932
Change in fair value recognized in the consolidated statements of income	[1]		44,108
Balance at end of the year		$ 1,157,520	$ 1,157,520

[1]	The change in fair value was not material for the year ended September 30, 2024.